SHARE CAPITAL (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Warrants, outstanding, beginning	141,686,740	84,639,987
Warrants issued	97,509,993	57,046,753
Warrants exercised	(53,808,807)
Warrants expired	(32,050,228)
Warrants, outstanding, ending	185,387,926	141,686,740
Weighted average exercise price, outstanding, beginning	$ 0.242	$ 0.270
Weighted average exercise price, issued	0.270	0.203
Weighted average exercise price, exercisded	0.200
Weighted average exercise price, expired	0.37
Weighted average exercise price, outstanding, ending	$ 0.237	$ 0.242